UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21128

Legg Mason Partners Variable Equity Trust

(Exact name of registrant as specified in charter)

620th Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: September 30, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS VARIABLE EQUITY TRUST

CLEARBRIDGE VARIABLE DIVIDEND STRATEGY PORTFOLIO

FORM N-Q

SEPTEMBER 30, 2015

CLEARBRIDGE VARIABLE DIVIDEND STRATEGY PORTFOLIO

Schedule of investments (unaudited)	September 30, 2015

SECURITY	SHARES	VALUE
COMMON STOCKS - 90.5%
CONSUMER DISCRETIONARY - 7.7%
Media - 5.0%
Comcast Corp., Special Class A Shares	141,710	$8,111,480
Time Warner Inc.	100,780	6,928,625
Walt Disney Co.	22,310	2,280,082

Total Media		17,320,187

Specialty Retail - 2.7%
Home Depot Inc.	78,730	9,092,528

TOTAL CONSUMER DISCRETIONARY		26,412,715

CONSUMER STAPLES - 13.1%
Beverages - 3.8%
Anheuser-Busch InBev NV, ADR	40,800	4,337,856
Coca-Cola Co.	142,490	5,716,699
PepsiCo Inc.	31,320	2,953,476

Total Beverages		13,008,031

Food & Staples Retailing - 3.3%
Costco Wholesale Corp.	32,410	4,685,514
Sysco Corp.	36,160	1,409,155
Wal-Mart Stores Inc.	81,620	5,292,241

Total Food & Staples Retailing		11,386,910

Food Products - 2.8%
Nestle SA, ADR	127,810	9,616,424

Household Products - 3.2%
Kimberly-Clark Corp.	66,540	7,255,521
Procter & Gamble Co.	53,240	3,830,086

Total Household Products		11,085,607

TOTAL CONSUMER STAPLES		45,096,972

ENERGY - 5.5%
Energy Equipment & Services - 1.9%
Schlumberger Ltd.	92,680	6,392,140

Oil, Gas & Consumable Fuels - 3.6%
Exxon Mobil Corp.	58,920	4,380,702
Occidental Petroleum Corp.	53,770	3,556,886
Spectra Energy Corp.	166,450	4,372,641

Total Oil, Gas & Consumable Fuels		12,310,229

TOTAL ENERGY		18,702,369

FINANCIALS - 16.0%
Capital Markets - 4.1%
Bank of New York Mellon Corp.	142,410	5,575,352
BlackRock Inc.	5,740	1,707,478
Blackstone Group LP	219,220	6,942,697

Total Capital Markets		14,225,527

Consumer Finance - 1.1%
American Express Co.	48,470	3,593,081

Diversified Financial Services - 3.2%
Berkshire Hathaway Inc., Class B Shares	84,260	10,987,504	*

Insurance - 3.7%
MetLife Inc.	132,306	6,238,228
Travelers Cos. Inc.	63,810	6,351,009

Total Insurance		12,589,237

See Notes to Schedule of Investments.

CLEARBRIDGE VARIABLE DIVIDEND STRATEGY PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2015

SECURITY	SHARES	VALUE
Real Estate Investment Trusts (REITs) - 3.8%
American Tower Corp.	85,030	$7,480,939
Healthcare Trust of America Inc., Class A Shares	80,000	1,960,800
Weyerhaeuser Co.	137,790	3,767,179

Total Real Estate Investment Trusts (REITs)		13,208,918

Real Estate Management & Development - 0.1%
Brookfield Property Partners LP	16,120	345,935

TOTAL FINANCIALS		54,950,202

HEALTH CARE - 6.7%
Health Care Providers & Services - 2.1%
Aetna Inc.	16,500	1,805,265
UnitedHealth Group Inc.	47,250	5,481,472

Total Health Care Providers & Services		7,286,737

Pharmaceuticals - 4.6%
Johnson & Johnson	72,380	6,756,673
Merck & Co. Inc.	108,040	5,336,096
Pfizer Inc.	119,000	3,737,790

Total Pharmaceuticals		15,830,559

TOTAL HEALTH CARE		23,117,296

INDUSTRIALS - 13.2%
Aerospace & Defense - 1.4%
Raytheon Co.	43,840	4,789,958

Air Freight & Logistics - 3.0%
C.H. Robinson Worldwide Inc.	75,230	5,099,090
United Parcel Service Inc., Class B Shares	54,190	5,348,011

Total Air Freight & Logistics		10,447,101

Commercial Services & Supplies - 2.0%
Waste Management Inc.	135,030	6,725,844

Electrical Equipment - 0.7%
Eaton Corp. PLC	43,840	2,248,992

Industrial Conglomerates - 4.1%
3M Co.	41,020	5,815,405
General Electric Co.	335,820	8,469,381

Total Industrial Conglomerates		14,284,786

Road & Rail - 2.0%
Union Pacific Corp.	77,750	6,873,878

TOTAL INDUSTRIALS		45,370,559

INFORMATION TECHNOLOGY - 12.5%
Internet Software & Services - 2.0%
Google Inc., Class C Shares	11,301	6,875,754	*

IT Services - 1.5%
Automatic Data Processing Inc.	62,500	5,022,500

Semiconductors & Semiconductor Equipment - 3.1%
Intel Corp.	124,640	3,756,649
Texas Instruments Inc.	139,340	6,900,117

Total Semiconductors & Semiconductor Equipment		10,656,766

Software - 3.3%
Microsoft Corp.	179,200	7,931,392
Oracle Corp.	99,830	3,605,860

Total Software		11,537,252

Technology Hardware, Storage & Peripherals - 2.6%
Apple Inc.	81,370	8,975,111

TOTAL INFORMATION TECHNOLOGY		43,067,383

See Notes to Schedule of Investments.

CLEARBRIDGE VARIABLE DIVIDEND STRATEGY PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2015

SECURITY		SHARES	VALUE
MATERIALS - 6.2%
Chemicals - 5.2%
E.I. du Pont de Nemours & Co.		71,540	$3,448,228
Ecolab Inc.		35,370	3,880,797
PPG Industries Inc.		48,290	4,234,550
Praxair Inc.		61,100	6,223,646

Total Chemicals			17,787,221

Paper & Forest Products - 1.0%
International Paper Co.		93,390	3,529,208

TOTAL MATERIALS			21,316,429

TELECOMMUNICATION SERVICES - 3.4%
Diversified Telecommunication Services - 3.4%
AT&T Inc.		163,250	5,318,685
Verizon Communications Inc.		149,435	6,501,917

TOTAL TELECOMMUNICATION SERVICES			11,820,602

UTILITIES - 6.2%
Electric Utilities - 2.6%
Brookfield Infrastructure Partners LP		151,120	5,556,682
NextEra Energy Inc.		33,150	3,233,783

Total Electric Utilities			8,790,465

Independent Power and Renewable Electricity Producers - 1.0%
Brookfield Renewable Energy Partners LP		89,014	2,448,635
Brookfield Renewable Energy Partners LP		36,730	1,009,708

Total Independent Power and Renewable Electricity Producers			3,458,343

Multi-Utilities - 2.6%
CenterPoint Energy Inc.		143,290	2,584,952
WEC Energy Group Inc.		125,270	6,541,599

Total Multi-Utilities			9,126,551

TOTAL UTILITIES			21,375,359

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $233,521,348)			311,229,886

	RATE
SHORT-TERM INVESTMENTS - 8.3%
State Street Institutional Liquid Reserves Fund, Premier Class (Cost - $28,552,372)	0.125%	28,552,372	28,552,372

TOTAL INVESTMENTS - 98.8% (Cost - $262,073,720#)			339,782,258
Other Assets in Excess of Liabilities - 1.2%			4,104,088

TOTAL NET ASSETS - 100.0%			$343,886,346

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR	— American Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s portfolio holdings as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Variable Dividend Strategy Portfolio (formerly, ClearBridge Variable Equity Income Portfolio) (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Effective May 1, 2015, the Fund’s name and investment policies changed.

Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (formerly, Legg Mason North American Fund Valuation Committee) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common stocks†	$311,229,886	—	—	$311,229,886
Short-term investments†	28,552,372	—	—	28,552,372

Total investments	$339,782,258	—	—	$339,782,258

†	See Schedule of Investments for additional detailed categorizations.

2. Investments

At September 30, 2015, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$82,161,796
Gross unrealized depreciation	(4,453,258)

Net unrealized appreciation	$77,708,538

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Variable Equity Trust

By:	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date: November 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	November 20, 2015

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	November 20, 2015